Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Schedule of Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net revenues	¥ 477,054	¥ 437,941
Operating costs	(313,085)	(276,744)
Selling expenses	(104,289)	(98,393)
General and administrative expenses	(48,405)	(43,452)
Investment income		856
Interest expense, net	(2,669)	(9,315)
Others, net	3,327	(9,842)
Gain from discontinued operations, before income tax	11,933	1,051
Income tax expense	(6,761)	(196)
Net income from discontinued operations	5,172	855
Depreciation and amortization	3,302	3,431
Loss (Gain) on disposal of property, plant and equipment	(283)	357
Purchase of property, plant and equipment	(3,847)	(3,324)	¥ (7,306)
Proceeds from disposal of property, plant and equipment	¥ 1,891	¥ 1,024